Schedule of investments

Delaware Tax-Free USA Intermediate Fund May 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 97.87%
Corporate Revenue Bonds - 14.59%
Black Belt Energy Gas District, Alabama
(Project No. 4) Series A 4.00% 6/1/25	1,655,000	$1,829,801
Buckeye, Ohio Tobacco Settlement Financing Authority
Series A-2 4.00% 6/1/37	420,000	472,307
Series A-2 4.00% 6/1/38	420,000	470,635
Series A-2 4.00% 6/1/39	420,000	469,127
Series A-2 5.00% 6/1/32	1,270,000	1,601,864
Series A-2 5.00% 6/1/33	850,000	1,062,543
Series A-2 5.00% 6/1/34	420,000	523,375
Series A-2 5.00% 6/1/35	850,000	1,053,779
Series A-2 5.00% 6/1/36	850,000	1,048,611
Chandler, Arizona Industrial Development Revenue Bonds
(Intel Corporation Project) 2.70% 12/1/37 (AMT) •	3,000,000	3,140,850
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,445,600
Denver City & County, Colorado Special Facilities Airport
Revenue
(United Airlines Project) 5.00% 10/1/32 (AMT)	1,190,000	1,183,431
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project) Series A 144A
6.50% 1/1/49 (AMT)#•	1,710,000	1,453,500
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Bonds)
Series A-1 5.00% 6/1/26	850,000	1,009,825
Series A-1 5.25% 6/1/47	750,000	754,845
(Capital Appreciation Asset-Backed)
Series B 1.548% 6/1/47 ^	5,885,000	1,162,052
Houston, Texas Airport System Revenue
(United Airlines) 5.00% 7/1/29 (AMT)	3,010,000	3,009,789
Kentucky Public Energy Authority
(Gas Supply Revenue Bonds) Series C-1
4.00% 12/1/49 •	5,000,000	5,450,150
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	6,162,895
Michigan Tobacco Settlement Finance Authority
Series A 6.00% 6/1/34	810,000	810,024
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	3,485,000	5,226,594

NQ- 037 [5/20] 7/20 (1235671) 1

Schedule of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines Project) Series B
5.625% 11/15/30 (AMT)	1,890,000	$1,900,489
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	3,105,000	3,259,350
New York Liberty Development Revenue
(Bank of America Tower at One Bryant Park Project)
2.625% 9/15/69	1,540,000	1,509,955
2.80% 9/15/69	3,850,000	3,767,841
(Goldman Sachs Headquarters) 5.25% 10/1/35	3,405,000	4,475,838
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue
5.00% 12/1/32	3,850,000	4,862,203
5.00% 12/1/37	2,500,000	3,263,650
5.25% 12/1/24	3,050,000	3,544,923
St. James Parish, Louisiana
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #•	385,000	421,175
Series A 144A 6.35% 10/1/40 #	1,630,000	1,792,055
Series B 144A 6.10% 12/1/40 #•	385,000	421,175
TSASC, New York
Series A 5.00% 6/1/30	475,000	552,121
Series A 5.00% 6/1/31	475,000	549,162
Tulsa, Oklahoma Airports Improvement Trust
(American Airlines) 5.00% 6/1/35 (AMT) •	975,000	921,804
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed) Series C
2.419% 6/1/47 ^	29,400,000	4,903,332
Wisconsin Public Finance Authority Exempt Facilities
Revenue
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	2,912,843
		79,399,513
Education Revenue Bonds - 5.18%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A
6.00% 7/1/37 #	1,420,000	1,458,596
Bucks County, Pennsylvania Industrial Development
Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,146,720
California Educational Facilities Authority Revenue
(Stanford University) Series V-1 5.00% 5/1/49	1,000,000	1,650,830

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California State University
(Systemwide) Series A 5.00% 11/1/31	2,000,000	$2,525,300
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,395,301
(Green Dot Public Schools - Animo Inglewood Charter
High School Project) Series A 7.25% 8/1/41	500,000	521,695
Colorado Educational & Cultural Facilities Authority
Revenue
(Rocky Mountain Classical Academy Project)
144A 5.00% 10/1/29 #	425,000	449,641
144A 5.00% 10/1/39 #	425,000	420,814
144A 5.00% 10/1/49 #	990,000	951,667
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/29	400,000	421,720
Series A 5.00% 2/15/31	365,000	380,199
Series A 5.00% 2/15/37	430,000	436,725
Kent County, Delaware
(Delaware State University Project) Series A
5.00% 7/1/40	310,000	287,376
Miami-Dade County, Florida Educational Facilities
Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	583,476
Series A 5.00% 4/1/31	1,090,000	1,218,358
New York City, New York Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,108,490
New York State Dormitory Authority Revenue
(Touro College & University System) Series A
5.25% 1/1/34	1,335,000	1,400,148
Pennsylvania Higher Educational Facilities Authority
Revenue
(Unrefunded Drexel University) Series A 5.25% 5/1/25	310,000	319,377
Phoenix, Arizona Industrial Development Authority Housing
Revenue
(Downtown Phoenix Student Housing, LLC-Arizona
State University Project)
Series A 5.00% 7/1/30	350,000	366,807
Series A 5.00% 7/1/32	235,000	243,039

NQ- 037 [5/20] 7/20 (1235671) 3

Schedule of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority
Education Revenue
(Facility American Leadership Academy Project)
144A 5.00% 6/15/47 #	745,000	$675,410
144A 5.00% 6/15/52 #	640,000	571,795
South Carolina Jobs - Economic Development Authority
Educational Facilities Revenue
(High Point Academy Project) Series A 144A
5.75% 6/15/39 #	1,245,000	1,301,423
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,358,810
		28,193,717
Electric Revenue Bonds - 4.38%
Long Island, New York Power Authority
5.00% 9/1/33	250,000	304,107
5.00% 9/1/35	1,000,000	1,209,600
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3&4 Project)
Series A 4.00% 1/1/44 (AGM)	2,250,000	2,382,277
Series A 5.00% 1/1/39	6,250,000	6,831,750
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	1,500,000	1,816,905
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,747,600
(Salt River Project Electric System) 5.00% 1/1/30	5,000,000	6,549,400
		23,841,639
Healthcare Revenue Bonds - 9.03%
Apple Valley, Minnesota
(Minnesota Senior Living LLC Project) Series B
5.25% 1/1/37	965,000	683,413
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,568,400
California Health Facilities Financing Authority
(Kaiser Permanente) Series A-1 5.00% 11/1/27	4,100,000	5,274,855
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series A 144A 5.00% 12/1/33 #	260,000	268,627
Series A 144A 5.00% 12/1/41 #	1,685,000	1,730,023
Series A 5.25% 12/1/34	2,790,000	2,914,239

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) Series A
7.00% 4/1/35	1,630,000	$1,312,362
Colorado Health Facilities Authority Revenue
(CommonSpirit Health)
Series A 4.00% 8/1/37	500,000	520,615
Series A 4.00% 8/1/38	500,000	518,150
Cuyahoga County, Ohio
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,068,550
Iowa Finance Authority Senior Housing Revenue Bonds
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	487,265
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A
5.25% 5/15/32	435,000	425,926
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	433,004
5.00% 7/1/32	440,000	426,026
(University of Pennsylvania Health System Obligation)
Series A 5.00% 8/15/33	2,430,000	2,870,486
Maricopa County, Arizona Industrial Development
Authority Revenue
(Banner Health Obligation Group) Series A
5.00% 1/1/32	3,000,000	3,579,060
(Christian Care Surprise, Inc. Project) 144A
5.75% 1/1/36 #	1,500,000	1,413,105
Maryland Health & Higher Educational Facilities Authority
Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,230,580
Massachusetts Development Finance Agency Revenue
Series A-2 4.00% 7/1/40	1,000,000	1,143,240
Series A-2 4.00% 7/1/41	875,000	1,001,866
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,462,912
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,156,790
144A 5.00% 12/1/32 #	1,100,000	1,265,143
144A 5.00% 12/1/33 #	1,000,000	1,145,670
Oklahoma Development Finance Authority Health System
Revenue
(OU Medicine Project) Series B 5.25% 8/15/43	1,790,000	1,944,262

NQ- 037 [5/20] 7/20 (1235671) 5

Schedule of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/31	2,000,000	$1,926,960
Public Finance Authority, Wisconsin Senior Living Revenue
(Mary’s Woods at Marylhurst Project) 144A
5.00% 5/15/29 #	500,000	515,075
Seminole County, Florida Industrial Development Authority
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	2,630,000	2,081,303
Series B-1 4.25% 11/15/26	1,000,000	871,870
Tempe, Arizona Industrial Development Authority
(Mirabella at ASU Project) Series A 144A
6.00% 10/1/37 #	1,200,000	1,172,112
Wisconsin Health & Educational Facilities Authority
Revenue
(St. Camillus Health System) Series A 5.00% 11/1/39	815,000	768,569
		49,180,458
Lease Revenue Bonds - 4.77%
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.125% 11/1/23	330,000	338,187
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35	3,000,000	3,476,130
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,380,000	2,618,738
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,688,028
New Jersey State Economic Development Authority
(NJ Transit Transportation Project)
Series A 4.00% 11/1/38	1,000,000	935,450
Series A 4.00% 11/1/39	1,000,000	931,620
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,079,100
(Highway Reimbursement) Series A 5.00% 6/15/30	2,415,000	2,599,313
New York Liberty Development Revenue
(World Trade Center Project) Class 2-3 144A
5.15% 11/15/34 #	1,000,000	1,009,070
New York State Dormitory Authority Revenue
(Health Facilities Improvement Program)
Series 1 5.00% 1/15/28	750,000	943,583
Series 1 5.00% 1/15/29	3,100,000	3,877,883

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 144A
5.00% 10/1/23 (AMT)#	1,430,000	$1,463,419
		25,960,521
Local General Obligation Bonds - 6.75%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	4,382,861
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	659,322
Series A 5.50% 1/1/35	1,980,000	2,084,603
Series C 5.00% 1/1/26	1,280,000	1,337,075
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	837,606
5.00% 4/1/36	320,000	323,776
(Dedicated Revenues)
Series C 5.00% 12/1/34	2,160,000	2,155,745
Series D 5.00% 12/1/31	2,160,000	2,172,636
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,346,940
New York City, New York
Series D-1 5.00% 10/1/30	2,260,000	2,387,803
Series E 5.00% 8/1/23	3,685,000	4,206,464
Subseries D-1 4.00% 12/1/42	4,300,000	4,834,748
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	4,000,000	4,892,920
Wake County, North Carolina
Series A 5.00% 3/1/27	3,200,000	4,137,184
		36,759,683
Pre-Refunded/Escrowed to Maturity Bonds - 6.32%
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29-24§	15,000	18,109
Clifton, Texas Higher Education Finance Corporation
Revenue
(Uplift Education) Series A 6.00% 12/1/30-20§	1,100,000	1,129,172
New York City, New York
Series D-1 5.00% 10/1/30-21§	1,740,000	1,850,194
New York State
Series A 5.00% 2/15/28-21§	5,000,000	5,171,000
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System)
Series A 5.00% 5/1/23-21§	4,000,000	4,175,960

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Schedule of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Oregon State
Series L 5.00% 5/1/26-21§	6,000,000	$6,265,680
Pennsylvania Higher Educational Facilities Authority
Revenue
(Drexel University) Series A 5.25% 5/1/25-21§	4,980,000	5,209,478
Sacramento, California Water Revenue
5.00% 9/1/26-23§	3,160,000	3,639,562
San Francisco, California City & County Airports
Commission
Series D 5.00% 5/1/25-21§	570,000	594,795
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30-23§	2,190,000	2,686,342
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24-23§	3,250,000	3,681,243
		34,421,535
Special Tax Revenue Bonds - 14.56%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Tax Revenue
(City Center Project)
144A 5.00% 5/1/28 #	750,000	784,365
144A 5.00% 5/1/33 #	650,000	656,318
Baltimore, Maryland
(Senior Lien-Harbor Point Project)
Series A 144A 3.25% 6/1/31 #	95,000	85,478
Series A 144A 3.30% 6/1/32 #	105,000	92,879
Series A 144A 3.35% 6/1/33 #	110,000	96,364
Series A 144A 3.40% 6/1/34 #	115,000	100,007
Series A 144A 3.45% 6/1/35 #	130,000	112,271
Series A 144A 3.50% 6/1/39 #	270,000	228,072
Celebration Pointe, Florida Community Development
District
4.75% 5/1/24	375,000	387,143
5.00% 5/1/34	830,000	845,903
Connecticut State Transportation Infrastructure
Series B 5.00% 10/1/30	3,375,000	4,210,414
Dallas, Texas Convention Center Hotel Development
Revenue
Series A 5.00% 1/1/24	3,420,000	3,430,944
Series A 5.25% 1/1/23	5,375,000	5,393,436
Denver, Colorado Convention Center Hotel Authority
5.00% 12/1/26	1,270,000	1,348,067
5.00% 12/1/29	305,000	319,024

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Denver, Colorado Convention Center Hotel Authority
5.00% 12/1/31	460,000	$479,674
5.00% 12/1/32	920,000	956,358
5.00% 12/1/34	765,000	795,325
5.00% 12/1/35	610,000	634,113
5.00% 12/1/36	460,000	478,087
Ernest N Morail-New Orleans, Louisiana Exhibition Hall
Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,453,397
Franklin County, Ohio Convention Facilities Authority
(Greater Columbus Convention Center Hotel Expansion
Project)
5.00% 12/1/33	245,000	225,937
5.00% 12/1/34	210,000	191,482
5.00% 12/1/35	250,000	227,677
5.00% 12/1/36	285,000	259,587
5.00% 12/1/37	270,000	245,773
5.00% 12/1/38	345,000	314,112
5.00% 12/1/39	220,000	200,152
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	1,841,786
Kansas City, Missouri Land Clearance Redevelopment
Authority Revenue
(Convention Center Hotel Project - TIF Financing)
Series B 144A 4.375% 2/1/31 #	400,000	395,780
Series B 144A 5.00% 2/1/40 #	200,000	201,010
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	6,052,279
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,978,331
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/22	1,750,000	1,874,373
5.00% 6/15/23	1,250,000	1,336,413
New York City, New York Transitional Finance Authority
Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/28	4,400,000	5,744,420
New York City, New York Transitional Finance Authority
Future Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	3,298,188
Subseries C 5.00% 11/1/27	4,150,000	4,811,261
Subseries E-1 5.00% 2/1/26	4,020,000	4,294,204

NQ- 037 [5/20] 7/20 (1235671) 9

Schedule of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	1,010,000	$889,103
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	6,015,000	5,962,429
Series A-1 5.324% 7/1/51 ^	10,000,000	1,897,000
Series A-1 5.392% 7/1/46 ^	10,800,000	2,804,004
Series A-2 4.329% 7/1/40	8,636,000	8,312,150
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	795,000	779,553
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.00% 9/1/27	1,355,000	1,253,009
		79,277,652
State General Obligation Bonds - 16.01%
California State
(Various Purpose)
5.00% 8/1/26	3,120,000	3,942,526
5.00% 8/1/28	3,000,000	3,963,750
5.00% 9/1/30	1,715,000	2,135,192
5.00% 4/1/32	1,410,000	1,981,290
5.00% 9/1/32	4,100,000	5,067,108
5.25% 9/1/28	7,750,000	8,209,265
Series C 5.00% 9/1/30	5,985,000	7,252,324
Commonwealth of Massachusetts
Series A 5.00% 1/1/35	7,500,000	9,746,475
Commonwealth of Pennsylvania
5.00% 9/15/26	2,500,000	3,150,775
5.00% 7/15/28	3,870,000	5,118,501
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,436,471
Hawaii State
Series FW 4.00% 1/1/34	3,010,000	3,593,699
Illinois State
5.00% 1/1/28	1,630,000	1,649,707
5.00% 3/1/36	960,000	961,517
5.00% 11/1/36	1,965,000	1,975,611
5.25% 2/1/30	1,295,000	1,318,634
5.25% 2/1/32	435,000	442,939

10 NQ- 037 [5/20] 7/20 (1235671)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
5.25% 2/1/33	270,000	$274,474
5.50% 5/1/39	2,500,000	2,626,600
Series A 5.125% 12/1/29	1,770,000	1,805,860
Series B 4.00% 11/1/34	2,130,000	1,964,563
Series B 4.00% 11/1/35	2,200,000	2,021,030
Series D 5.00% 11/1/25	1,220,000	1,246,035
Oregon State
(Article XI-Q State Projects) Series A 5.00% 5/1/28	2,000,000	2,655,320
Texas State
(Transportation Commission Highway Improvement)
5.00% 4/1/29	3,000,000	3,505,830
Washington State
Series R-2015E 5.00% 7/1/31	3,000,000	3,574,140
(Various Purpose) Series 2015-A-1 5.00% 8/1/30	3,000,000	3,523,920
		87,143,556
Transportation Revenue Bonds - 14.07%
Bay Area, California Toll Authority
(San Francisco Bay Area) Series S-7 4.00% 4/1/34	1,000,000	1,141,800
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	2,086,451
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/32	1,000,000	1,124,020
Series B 5.00% 1/1/33	1,520,000	1,701,473
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	2,941,625
Series B 5.00% 1/1/37	3,000,000	3,519,300
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,157,439
Hillsborough County, Florida Port District
(Tampa Port Authority Project) Series B
5.00% 6/1/28 (AMT)	375,000	484,481
Houston, Texas Airports Commission Revenue
Series B 5.00% 7/1/25	1,000,000	1,040,960
Series B 5.00% 7/1/26	3,000,000	3,121,560
Memphis-Shelby County, Tennessee Airport Authority
Revenue
Series D 5.00% 7/1/24	4,110,000	4,284,716
Metropolitan Washington D. C. Airports Authority Dulles
Toll Road Revenue
(Dulles Metrorail and Capital Improvement Project)
Series B 4.00% 10/1/37	1,500,000	1,562,640

NQ- 037 [5/20] 7/20 (1235671) 11

Schedule of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/33	1,770,000	$2,106,229
New Orleans, Louisiana Aviation Board
(North Terminal Project)
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,254,293
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,240,866
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,460,913
New York Transportation Development Special Facilities
Revenue
(Delta Airlines, Inc. -LaGuardia Airport Terminals C&D
Redevelopment Project) 5.00% 1/1/34 (AMT)	3,000,000	3,018,780
Pennsylvania State Turnpike Commission Revenue
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,106,745
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue
(Junior Lien) Series A 5.00% 7/1/33	3,355,000	3,807,254
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	2,500,000	2,925,925
(JFK International Air Terminal) Series 8 6.50% 12/1/28	8,300,000	8,344,571
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/31	500,000	595,065
Series B 5.00% 7/1/32	600,000	709,164
Series B 5.00% 7/1/33	1,000,000	1,175,930
San Francisco, California City & County Airport
Commission - San Francisco International Airport
Series D 5.00% 5/1/25	1,430,000	1,485,370
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/32 (AMT)	215,000	219,212
Series B 5.00% 1/1/33 (AMT)	315,000	320,553
Series B 5.00% 1/1/34 (AMT)	430,000	436,957
Series B 5.00% 1/1/35 (AMT)	430,000	436,282
Series B 5.00% 1/1/36 (AMT)	430,000	435,143
Series B 5.00% 1/1/37 (AMT)	430,000	434,261
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	3,644,611
(NTE Mobility Partners Segments 3 LLC Segments 3A
and 3B Facility) 7.00% 12/31/38 (AMT)	3,750,000	4,257,900
		76,582,489

12 NQ- 037 [5/20] 7/20 (1235671)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds - 2.21%
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29	2,680,000	$3,228,301
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	500,000	519,685
Great Lakes, Michigan Water Authority Water Supply
System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,581,910
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,879,365
Series A 5.00% 5/15/33	2,250,000	2,803,995
		12,013,256
Total Municipal Bonds (cost $509,163,818)		532,774,019

Short-Term Investments – 1.15%
Variable Rate Demand Notes - 1.15%¤
California State Series A2
0.03% 5/1/34 (LOC - State Street Bank and Trust Company)	150,000	150,000
Mississippi Business Finance Corporation Gulf Opportunity
Zone Industrial Development Revenue
(Chevron U. S. A. Inc. Project)
Series A 0.06% 11/1/35	500,000	500,000
Series F 0.06% 12/1/30	1,900,000	1,900,000
Series H 0.06% 11/1/35	1,300,000	1,300,000
Series L 0.06% 11/1/35	2,420,000	2,420,000
Total Short-Term Investments (cost $6,270,000)		6,270,000

Total Value of Securities – 99.02%
(cost $515,433,818)		539,044,019

Receivables and Other Assets Net of Liabilities – 0.98%		5,338,650
Net Assets Applicable to 45,309,919 Shares Outstanding – 100.00%		$544,382,669

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2020, the aggregate value of Rule 144A securities was $24,697,932, which represents
4.54% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2020.

NQ- 037 [5/20] 7/20 (1235671) 13

Schedule of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
May 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
^ Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LOC – Letter of Credit
PSF – Guaranteed by Permanent School Fund
USD – US Dollar

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